Business Combinations - Additional Information (Detail) - EUR (€)		7 Months Ended	12 Months Ended
	May. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Business Acquisition [Line Items]
Acquisition date	May 30, 2013		May 30, 2013
Acquisition percentage	100.00%
Consideration transferred	€ 3,100,000,000
Contingent consideration arrangements	0
Consideration allocated to intangible assets	751,500,000
Consideration allocated to other net assets	287,600,000
Consideration allocated to goodwill	2,058,300,000
Goodwill, expected tax deductible amount	0
Net sales from acquiree		€ 178,700,000
Net income loss from acquiree		138,500,000
Purchase price allocation adjustments		85,500,000
Business acquisition, transaction costs		€ 7,800,000	€ 7,800,000
R&D arrangement and supply arrangements (excl EUV) [Member]
Business Acquisition [Line Items]
Gain on settlement of pre-existing relationships	0
EUV supply arrangement [Member]
Business Acquisition [Line Items]
Gain on settlement of pre-existing relationships	€ 178,400,000